Investment Strategy	Sep. 18, 2026
Eventide Dividend Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in securities with dividend growth attributes, which may include historical dividend growth characteristics and/or strong free cash flow generation and healthy balance sheet characteristics. The Fund has broad discretion to invest in securities selected by the Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”), in the pursuit of the Fund’s objectives and to maintain flexibility for investing in domestic and foreign securities across all market capitalizations and economic sectors without limitation. The Fund’s investments in foreign securities may be made either directly or through American Depository Receipts (“ADRs”). The Fund is focused on identifying and investing in companies capable of increasing profitability, growth, and dividend growth by serving well the needs of customers, employees, suppliers, communities, the environment, and society broadly.

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) is invested in the securities of companies that the Adviser believes have the ability to increase dividends over the long term. Although the Fund expects to invest primarily in dividend paying common stocks (including ADRs), the Fund may invest in other securities to pursue the Fund’s investment objectives. These other securities include yieldcos, (e.g., dividend growth-oriented public companies created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets in order to generate cash flow), real estate investment trusts (“REITs”), convertible securities, and preferred stocks.

The Fund may invest in a particular type of security without limitation but limits its investment in a particular industry to less than 25% of the Fund’s net assets. The Fund may invest in private and other issuers whose securities may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”), which can impact their valuation. The Fund will not invest more than 15% of the Fund’s net assets in Illiquid Investments.

The Adviser utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Adviser favors investments that it believes will have relatively lower correlation or volatility to the overall market. The Adviser seeks to invest in securities that, in its opinion, are attractively valued, provide attractive current income, provide income appreciation potential, provide capital appreciation potential, and/or help to reduce overall portfolio volatility.

The Adviser may use options, such as puts or calls on individual securities, as well as options on securities indices, to enhance returns, generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes it to be prudent. To enhance income, the Adviser has the ability to sell call options on stocks held in the portfolio (covered call writing). In exchange for the option premium received, the Fund gives up potential upside in the underlying stock. The Adviser also has the ability to write put options on stocks that it has deemed to be attractive purchases at lower price levels.

The Adviser may also utilize a combination of puts and/or calls on the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening process in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

●	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

●	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

●	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

●	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

●	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Distribution Policy. The Fund’s distribution policy is to make approximately four distributions to shareholders per calendar year. The frequency of distributions is based on the availability of distributable income and the investment needs of the Fund. The level of periodic distributions (including any return of capital) is not fixed and is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per Share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About Each Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Distribution Policy and Goals.”

Eventide Large Cap Focus ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by primarily investing in a broad range of equity securities of large capitalization companies. The Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”), utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio and seeks to identify and invest the Fund’s assets in companies capable of sustaining and/or increasing profitability and/or revenue growth and that serve well the needs of customers, employees, suppliers, communities, the environment, and society broadly using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” Equity securities that the Fund may invest in include, but are not limited to, common stocks (including American Depositary Receipts (“ADRs”)), yieldcos, (e.g., dividend growth-oriented public companies created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets, such as solar and wind power, in order to generate cash flow), real estate investment trusts (“REITs”), convertible bonds, preferred stocks, and master limited partnerships (“MLPs”). Under normal market conditions, the Fund invests at least 80% of its net assets in large capitalization companies. The Fund considers its investment in derivatives, based on their marked to market value, when determining its compliance with this test. Large capitalization companies are defined as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Bloomberg U.S. 500 Total Return Index, afloat market-capitalization-weighted index of the 500 most highly capitalized U.S. companies, with dividends reinvested. The capitalization range of the Index is between $2.98 billion and $4.84 trillion as of June 30, 2026. The size of the companies included in the Index will change with market conditions.

The Fund may invest without limitation in securities in companies domiciled outside the United States either directly or through ADRs. The Fund may invest a substantial portion of its assets in the stock of companies in one or more sectors of the economy, such as the technology, industrial, consumer discretionary and healthcare sectors.

The Fund may invest in private companies and other companies whose shares may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”), which can impact their valuation. The Fund will not invest more than 15% of the Fund’s net assets in Illiquid Investments. The Adviser may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes adverse market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls on the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening process in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

●	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.
●	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

●	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

●	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

●	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.